BUSINESS ACQUISITIONS/DISPOSITIONS (Narrative) (Details) $ in Thousands			12 Months Ended
	Oct. 19, 2022 USD ($)	Aug. 01, 2022 USD ($) facility	Jan. 02, 2022 USD ($)	Dec. 10, 2021 USD ($) facility
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Frontier Yarns-Plant 3
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 29,400
Proceeds from business disposal held in escrow		1,500
Goodwill (disposed) acquired		13,900
Pre-tax gain on disposal		6,000
After-tax gain on disposal		1,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Frontier Yarns-Plant 3 | Discontinued operations [member]
Disclosure of detailed information about business combination [line items]
Assets (liabilities)		$ 23,400
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Sheer Business
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 6,400
Proceeds from business disposal held in escrow	$ 700
Phoenix Sanford, LLC
Disclosure of detailed information about business combination [line items]
Number of facility | facility				4
Percentage of voting equity interests acquired				100.00%
Consideration transferred				$ 163,968
Percent of production dedicated to yarn				0.40
Net earnings of acquiree			$ 300
Profit (loss) of acquirees as if combination occurred at beginning of period			$ 612,400
Frontier Yarns-Plant 3
Disclosure of detailed information about business combination [line items]
Number of facility | facility		4